Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Transactions with related parties		$ 46,501	$ 2,100,000
Jian Chen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	[1]	515,710	490,662
Transactions with related parties	[2]		2,100,000
Ruien Intelligent Agent (Hangzhou) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[3]	46,501
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, non-current		$ 515,710	$ 490,662

[1]	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was mainly due to foreign exchange rate fluctuation.
[2]	The Company’s Chief Executive Officer and Director, Mr. Jian Chen, participated in the PIPE Offering on the same terms as an other investor and purchased 525,000 ordinary shares and 1,575,000 warrants at the offering price. The transaction was negotiated on an arm’s-length basis and was approved by the Company’s shareholders and Board of Directors. The CEO’s participation has been disclosed as shareholders’ equity in Note 13.
[3]	Ruien Intelligent Agent (Hangzhou) Technology Co., Ltd. is a company where the CEO also serves as a Director. The Company purchased a robot from this related party. The purchase of a robot is for R&D purposes, specifically for conducting simulation testing.